Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	May 11, 2024	Apr. 01, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 01, 2024	Apr. 27, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			5,000,000			5,000,000	5,000,000		50,000,000
Preferred stock, shares outstanding			0			0	0
Preferred stock, par value			$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock. voting rights						none	none
Dividends, Preferred Stock						$ 0	$ 0
Preferred Stock, Liquidation Preference, Value						$ 0	$ 0
Preferred Stock, Redemption Price Per Share						$ 0	$ 0
Preferred Stock, Convertible, Conversion Price						$ 0	$ 0
Common stock, shares authorized			50,000,000			50,000,000	50,000,000		500,000,000
Common stock, shares outstanding			4,708,192			4,776,531	3,335,674
Common stock, par value			$ 0.0001			$ 0.0001	$ 0.0001
Common stock, voting rights			Voting at 1 vote per share
Stock issued for cash - related party				$ 25,308		$ 25,308
Share price			$ 0.00001
Stock issued for service, value						272,750
Number of shares granted, value			$ 147,334	116,250		$ 1,215,365	$ 1,309,524
Stock options, shares						254,824	71,558
Stock option grant date fair value						$ 23,920
Preferred stock, shares issued			0			0	0
Common stock, shares issued			4,708,192			4,776,531	3,335,674
Stock issued for acquisition, value							$ 50,000
Number of shares granted							71,558
Fair value adjustment of stock options							$ 357,400
Number of shares cancellation						348,306
Number of shares Vested			65,000			65,000
Expected term (years)						5 years	5 years
Expected volatility							62.00%
Expected dividend						0.00%	0.00%
Risk free interest rate						4.00%	1.64%
Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						100,000	100,000
Common stock, shares outstanding						100,000	100,000
Common stock, par value						$ 0.001	$ 0.001
Stock issued for cash - related party			$ 1
Share price			$ 0.00001
Accrued salary						$ 209,106
Common stock, shares issued						100,000	100,000
Stock-based compensation expense			$ 190,312
Next NRG Holding Corp [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			500,000,000			500,000,000
Common stock, shares outstanding			15,000,000			0
Common stock, par value			$ 0.00001			$ 0.00001
Common stock, shares issued			17,700,000			0
Next NRG Holding Corp [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			500,000,000			500,000,000
Common stock, shares outstanding			10,000,000			0
Common stock, par value			$ 0.00001			$ 0.00001
Common stock, shares issued			11,800,000			0
Next NRG Holding Corp [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized								50,000,000
Preferred stock, par value								$ 0.00001
Common stock, shares authorized								1,000,000,000
Common stock, par value								$ 0.00001
Stock issued for cash - related party					$ 3,700,000
Next NRG Holding Corp [Member] | Subsequent Event [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								500,000,000
Next NRG Holding Corp [Member] | Subsequent Event [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								500,000,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 176,800
Weighted average period for recognition			1 year 3 months 14 days			1 year 3 months 7 days
Number of shares granted, value			$ 147,334	$ 192,061
Stock options, shares						826,384	120,850
Unrecognized stock compensation expense related to restricted stock						$ 324,134
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted, value						$ 73,920
Stock options, shares						254,824	28,572
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture						$ 73,920
Share based compensation						7,973
Changes in stock option						$ 0
Number of shares granted						254,825
Number of shares vested							$ 153,125
Number of shares cancellation							36,736
Stock-based compensation expense						$ 9,375
Nonvesting in service based grants						$ 14,063
Lender [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for cash - related party, shares	156,000	156,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, shares						54,824
Accrued salary						$ 50,000
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, shares							6,250
Number of shares granted						200,000
Stock option grant date fair value							$ 7,400
Number of shares Vested							3,125
Stock option vest fair value							$ 3,700
Number of shares non vested							3,125
Stock option non vest fair value							3,700
Officers And Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, shares							65,308
Number of shares granted fair value							$ 350,000
Stock based compensation expense						$ 1,525,146	1,412,283
Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense						$ 1,215,365	$ 694,524
Related Party [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock. voting rights			1			1
Common stock, par value			$ 0.00001			$ 0.00001
Common stock, shares issued			15,000,000
Related Party [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock. voting rights			10			10
Common stock, par value			$ 0.00001			$ 0.00001
Common stock, shares issued			10,000,000
Notes Payable One [Member] | Lender [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Controlling interest rate						5.00%
Notes Payable One [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						$ 1.94
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						50,000,000	50,000,000
Common stock, shares outstanding			4,708,192			4,516,531	3,335,674
Common stock, par value						$ 0.0001	$ 0.0001
Common stock, voting rights						Voting at 1 vote per share	Voting at 1 vote per share
Stock issued for cash - related party, shares				8,393		8,393
Stock issued for cash - related party				$ 1		$ 1
Share price							$ 24.08
Percentage of commission						3.00%
Deferred offering costs						$ 25,308
Stock issued for service			939			100,000	4,268
Stock issued for service, value						$ 11	$ 102,759
Stock issued for service						100,000	4,268
Number of shares granted, value						$ 65	$ 5
Common stock, shares issued						4,516,531	3,335,674
Stock issued for acquisition							5,040
Stock issued for acquisition, value							$ 1
Number of shares granted				6,510		672,464	45,932
Common Stock [Member] | Next NRG Holding Corp [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for cash - related party
Common Stock [Member] | Next NRG Holding Corp [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for cash - related party
Common Stock [Member] | Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price							$ 9.92
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						$ 3.06
Share price						1.92
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						3.53
Share price						$ 4.79
Common Stock [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			1,000,000,000			1,000,000,000
Common stock, shares outstanding			25,000,000			25,000,000
Share price							$ 28.51
Stock issued for service						672,464	45,932
Stock issued for service, value						$ 1,215,365	$ 1,309,524
Common stock, shares issued			29,500,000			29,500,000
Common Stock [Member] | Related Party [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			500,000,000			500,000,000
Common stock, shares outstanding			15,000,000			15,000,000
Common stock, shares issued			17,700,000			17,700,000
Common Stock [Member] | Related Party [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			500,000,000			500,000,000
Common stock, shares outstanding			10,000,000			10,000,000
Common stock, shares issued			11,800,000			11,800,000
Common Stock [Member] | Related Party [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						$ 1.75
Common Stock [Member] | Related Party [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price						$ 3.51
Common Stock [Member] | Notes Payable [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for cash - related party, shares			190,722			660,000
Stock issued for cash - related party			$ 345,893			$ 919,500
Issuance of shares percentage			20.00%			9.99%
Number of shares remain unissued						260,000
Common Stock [Member] | Notes Payable [Member] | Related Party [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 1.68			$ 2.07
Common Stock [Member] | Notes Payable [Member] | Related Party [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 1.93			$ 2.71